Related party transactions and Directors' remuneration	12 Months Ended
Dec. 31, 2018
Related party transactions and Directors' remuneration [abstract]
Related party transactions

The notes included in this section focus on related party transactions, Auditors’ remuneration, Directors’ remuneration and Transition disclosures. Related parties include any subsidiaries, associates, joint ventures and Key Management Personnel.

41 Related party transactions and Directors’ remuneration

Related party transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both.

The disposal of the UK banking business to Barclays Bank UK PLC and transfer of ownership of Barclays Bank UK PLC to Barclays PLC has materially affected the financial position and the performance of the Barclays Bank Group during this period with regards to its related party transactions. Refer to Note 2 for further details, including intra-group balances.

Parent company

The parent company, which is also the ultimate parent company, is Barclays PLC, which holds 100% of the issued ordinary shares of Barclays Bank PLC.

Subsidiaries

Transactions between Barclays Bank PLC and its subsidiaries also meet the definition of related party transactions. Where these are eliminated on consolidation, they are not disclosed in the Barclays Bank Group’s financial statements. A list of the Barclays Bank Group’s principal subsidiaries is shown in Note 36.

Fellow subsidiaries

Transactions between the Barclays Bank Group and other subsidiaries of the parent company also meet the definition of related party transactions.

Associates, joint ventures and other entities

The Barclays Bank Group provides banking services to its associates, joint ventures and the Barclays Bank Group pension funds (principally the UK Retirement Fund), providing loans, overdrafts, interest and non-interest bearing deposits and current accounts to these entities as well as other services. Barclays Bank Group companies also provide investment management and custodian services to the Barclays Bank Group pension schemes. All of these transactions are conducted on the same terms as third party transactions. Summarised financial information for the Barclays Bank Group’s investments in associates and joint ventures is set out in Note 38.

Amounts included in the Barclays Bank Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Parent	Fellow subsidiaries	Associates	Joint ventures	Pension funds
	£m	£m	£m	£m	£m
For the year ended and as at 31 December 2018
Total income	(416)	(3)	-	7	3
Credit impairment and other provisions	-	-	-	-	-
Operating expenses	(122)	(3,630)	(1)	(7)	-
Total assets	727	1,091	12	1,288	3
Total liabilities	21,405	2,058	85	2	139
For the year ended and as at 31 December 2017
Total income	3	1	(20)	61	4
Credit impairment and other provisions	-	-	2	-	-
Operating expenses	(999)	(4,009)	-	(23)	-
Total assets	716	163	2	1,048	2
Total liabilities	24,205	1,015	75	2	162

Guarantees, pledges or commitments given in respect of these transactions in the year were £20m (2017: £27m) predominantly relating to associates. No guarantees, pledges or commitments were received in the year. Derivatives transacted on behalf of the pensions funds were £3m (2017: £3m).

Key Management Personnel

Key Management Personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of Barclays Bank PLC (directly or indirectly) and comprise the Directors and Officers of Barclays Bank PLC, certain direct reports of the Chief Executive Officer and the heads of major business units and functions.

There were no material related party transactions with entities under common directorship where a member of Key Management Personnel (or any connected person) is also a member of Key Management Personnel (or any connected person) of Barclays Bank PLC.

The Barclays Bank Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Loans outstanding
	2018	2017
	£m	£m
As at 1 January	4.8	9.2
Loans issued during the year[a]	12.6	0.5
Loan repayments during the year[b]	(2.8)	(4.9)
As at 31 December	14.6	4.8

Deposits outstanding
	2018	2017
	£m	£m
As at 1 January	6.9	7.3
Deposits received during the year[a]	17.4	25.7
Deposits repaid during the year[b]	(21.4)	(26.1)
As at 31 December	2.9	6.9

Notes

a Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.

b Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.

Total commitments outstanding

Total commitments outstanding refer to the total of any undrawn amounts on credit card and/or overdraft facilities provided to Key Management Personnel. Total commitments outstanding as at 31 December 2018 were £0.5m (2017: £0.3m).

Loans to Directors and other Key Management Personnel (and persons connected to them), (a) were made in the ordinary course of business, (b) were generally made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other persons and (c) did not involve more than a normal risk of collectability or present other unfavourable features.

Remuneration of Key Management Personnel

Total remuneration awarded to Key Management Personnel below represents the awards made to individuals that have been approved by the Board Remuneration Committee as part of the latest remuneration decisions. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of deferred costs for prior year awards. Figures are provided for the period that individuals met the definition of Key Management Personnel.

	2018	2017
	£m	£m
Salaries and other short-term benefits	50.7	33.9
Pension costs	0.3	0.1
Other long-term benefits	12.6	18.4
Share-based payments	24.8	26.8
Employer social security charges on emoluments	8.5	9.6
Costs recognised for accounting purposes	96.9	88.8
Employer social security charges on emoluments	(8.5)	(9.6)
Other long-term benefits – difference between awards granted and costs recognised	4.5	(9.8)
Share-based payments – difference between awards granted and costs recognised	(2.1)	(11.7)
Total remuneration awarded	90.8	57.7

Disclosure required by the Companies Act 2006

The following information regarding Barclays Bank PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2018	2017
	£m	£m
Aggregate emoluments[a]	10.5	8.5
Amounts paid under LTIPs[b]	0.6	1.1
	11.1	9.6

Notes

a The aggregate emoluments include amounts paid for the 2018 year. In addition, deferred cash and share awards for 2018 with a total value at grant of £5.1m will be made to Directors which will only vest subject to meeting certain conditions.

b The figure above for ‘Amounts paid under LTIPs’ for 2018 relates to an LTIP award that was released to a Director in 2018. Dividend shares released on the award are excluded.

Pension contributions totalling £11,848 were paid to defined contribution schemes on behalf of Directors (2017: £nil). There were no notional pension contributions to defined contribution schemes.

As at 31 December 2018, there were no Directors accruing benefits under a defined benefit scheme (2017: nil).

Of the figures in the table above, the amounts attributable to the highest paid Director are as follows:

	2018	2017
	£m	£m
Aggregate emoluments[a]	3.6	2.3
Amounts paid under LTIPs	-	1.1
	3.6	3.4

Note

a The aggregate emoluments include amounts paid for the 2018 year. In addition, deferred cash and share awards for 2018 with a total value at grant of £4.1m will be made to the highest paid Director which will only vest subject to meeting certain conditions.

There were no actual pension contributions paid to defined contribution schemes (2017: £nil). There were no notional pension contributions to defined contribution schemes.

Advances and credit to Directors and guarantees on behalf of Directors

In accordance with Section 413 of the Companies Act 2006, the total amount of advances and credits made available in 2018 to persons who served as Directors during the year was £nil (2017: £0.2m). The total value of guarantees entered into on behalf of Directors during 2018 was £nil (2017: £nil).